New standards and regulatory changes	12 Months Ended
Dec. 31, 2021
New standards and regulatory changes
New standards and regulatory changes

5.        New standards and regulatory changes

5.1         New standards adopted by Ecopetrol Business Group, effective as of January 1, 2021

●	Reform to the benchmark interest rate phase 2: In August 2020, IASB published this draft, which complements the one issued in 2019 and focuses on the effects on the financial statements when a company replaces the benchmark interest rate above for an alternative reference rate. The modifications in this phase refer to changes in contractual cash flows, hedge accounting and risk management disclosures.

Benchmark interest rates such as interbank offer rates (IBOR) have an important role in global financial markets, being "LIBOR" one of the most used by various companies for corporate debt and derivative instruments trading, among others. The G20 asked the Financial Stability Board (FSB) to carry out a review of the main benchmark interest rates. As a result of the review, LIBOR and other rates are expected to be replaced with new ones that give greater confidence to the markets in general. According to the Financial Conduct Authority, the 3- and 6-month LIBOR dollar reference rates will remain in effect until June 30, 2023.

Within the accounting analysis, Ecopetrol Business Group established that the contractual cash flows of financial assets or liabilities measured at amortized cost would change as a result of the IBOR reform; however, it is expected that this change will not have an application impact on the financial statements, given the exceptions provided by the amendment where it is established that, if the modification occurs as a direct consequence of the interest rate reform and the new rate is economically equivalent to the previous basis, the entity will not have to re-estimate future interest payments. Monthly financial expenses will be measured at the new interest rate without implying a remeasurement in the rate that could affect the current cost of the financial asset and/or financial liability.

Although the norm has already entered into force, the company has not made the changes in the current debt contracts and continues to apply the LIBOR rate for the calculation of interest, which is supported by what the Financial Conduct Authority mentioned that the LIBOR will remain in effect until June 30, 2023.

5.2 New standards issued by the IASB that are effective in future periods

The IASB issued amendments to the following IFRS, with application as of January 1, 2022, or subsequent periods:

●	IAS 16 - Property, plant, and equipment: amendment that determines the prohibition to deduct from the cost of property, plant, and equipment the sales revenue of goods produced, while the company prepares the asset for its intended use. This amendment impacts the treatment of the sales to third parties of extensive production tests, which are sales of oil obtained by testing a development well before going into full production. Ecopetrol Business Group will apply this amendment as of January 1, 2022, disclosing separately the amounts of income and costs related to the items produced in the statement of profit or loss and taking the transitory definitions established in the amendment.
●	IFRS 3 – Business Combinations: in which they update a reference from the standard to the Conceptual Framework. The amendments are intended to replace the reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, by the reference to the Conceptual Framework for Financial Information, issued in March 2018, without significantly changing its requirements.
●	IAS 37 – Provisions, liabilities, and contingent assets: in which it details what costs an entity must include when determining whether a contract is onerous. The amendments define that a "directly related cost approach" must be applied. Costs directly related to a contract to provide goods or services include both incremental costs and an allocation of costs to contract activities. General and administrative costs are not directly related to the contract and should be excluded unless they are explicitly attributable to the counterparty under the contract.
●	Annual improvement cycle 2018-2020 that involves adjustments to IFRS 1 - subsidiary as a first-time adopter, IAS 41 – taxation in fair value measurements, IFRS 16 – lease incentives and IFRS 9 – fees in the 10% test for derecognition of financial liabilities, which clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability.
●	Amendment to IAS 1 - Classifications of liabilities as currents or non-current effective as of January 1st, 2023, as well as the following limited scope amendments.
●	Amendments to IAS 1 - Presentation of financial statements. Companies should disclose material information about their accounting policies and apply the concept of materiality to disclosures of accounting policies. The amendments clarify the following points:
o	The word “significant” is changed to “material or with relative importance”.
o	The accounting policies that must be disclosed in the notes to the financial statements are clarified. An entity will disclose information about its material or relatively important accounting policies.
o	It is clarified when an accounting policy is considered material or relatively important.
o	Adds the following paragraph: “Information about accounting policies that focuses on how an entity has applied the requirements of IFRS to its own circumstances provides specific information about the entity that is more useful to users of financial statements than standardized information or information that only duplicates or summarizes the requirements of IFRS Standards”.
●	Amendments to IAS 8 - Accounting policies, changes in accounting estimates and errors. Clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment was published by the IASB in February 2021 and defines an accounting estimate to distinguish it from an accounting policy: "Accounting estimates are monetary amounts, in financial statements, that are subject to measurement uncertainty."
●	Amendments to IAS 12 Deferred taxes related to assets and liabilities that are recognized in a single transaction. The purpose of the amendments is to reduce the diversity in reporting of deferred tax on leases and abandonment obligations. The modifications are effective for the annual periods as of January 1, 2023.
●	IFRS 17 was issued by the IASB in 2017 with application beginning on January 1, 2021, to replace IFRS 4 Insurance Contracts. However, the entry into force was postponed until January 1, 2023. This standard has not been introduced into the Colombian accounting framework, and it was not included in the public discussion process that began on Technical Council of Public Accounting.

Ecopetrol Business Group is constantly monitoring changes in accounting regulations to assess the possible impacts that the new standards issued by the international organization may generate in their adoption in Colombia.